united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Emile Moulineax

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Fair Value
	COMMON STOCK - 74.3%
	AEROSPACE/DEFENSE - 2.3%
2,000	Boeing Co.	$ 253,880

	AUTO MANUFACTURERS - 2.9%
10,000	General Motors Co. (a)	314,300

	COMPUTERS - 4.0%
4,000	Apple, Inc.	435,960

	COSMETICS/PERSONAL CARE - 1.9%
2,500	Procter & Gamble Co.	205,775

	DIVERSIFIED FINAN SERV - 2.8%
5,000	American Express Co. (a)	307,000

	INSURANCE - 3.0%
2,250	Berkshire Hathaway, Inc. *	319,230

	INTERNET - 8.4%
440	Alphabet, Inc. *	335,676
3,000	Facebook, Inc. - Cl. A *	342,300
14,000	Twitter, Inc. *	231,700
		909,676
	MEDIA - 2.3%
6,000	Viacom, Inc.	247,680

	PHARMACEUTICALS - 11.9%
7,000	AbbVie, Inc.	399,840
3,000	Johnson & Johnson	324,600
4,500	Merck & Co., Inc.	238,095
11,000	Pfizer, Inc.	326,040
		1,288,575
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 16.7%
25,000	DDR Corp.	444,750
3,500	Digital Realty Trust, Inc.	309,715
8,000	Ventas, Inc.	503,680
8,000	Welltower, Inc.	554,720
		1,812,865
	RETAIL - 5.3%
3,725	Lowe's Cos., Inc.	282,169
4,000	Tiffany & Co. (a)	293,520
		575,689
	SEMICONDUCTORS - 2.4%
5,000	QUALCOMM, Inc.	255,700

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares		Fair Value
	TELECOMMUNICATIONS - 10.4%
10,000	AT&T, Inc.	$ 391,700
12,500	Cisco Systems, Inc.	355,875
7,000	Verizon Communications, Inc.	378,560
		1,126,135

	TOTAL COMMON STOCK (Cost $7,410,883)	8,052,465

	PREFERRED STOCK - 9.3%
	HEALTHCARE-SERVICES - 3.7%
8,500	Anthem, Inc. *	396,865

	MINING - 1.8%
6,000	Alcoa, Inc. *	197,940

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
4,000	American Tower Corp. *	412,600

	TOTAL PREFERRED STOCK (Cost $1,030,637)	1,007,405

Contracts***
	PUT OPTIONS PURCHASED - 0.1% *
50	American Express Co.
	Expiration May 2016, Exercise Price $57.50	4,250
40	Tiffany & Co.
	Expiration April 2016, Exercise Price $70.00	1,720
	TOTAL OPTIONS PURCHASED (Cost $14,644)	5,970

	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUND - 11.8%
1,280,564	Dreyfus Treasury Prime Cash Management, 0.18%** (Cost $1,280,564)	$ 1,280,564

	TOTAL INVESTMENTS - 95.5% (Cost $9,736,728) (b)	$ 10,346,404
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.5%	491,010
	TOTAL NET ASSETS - 100.0%	$ 10,837,414

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3) % *
50	American Express Co.
	Expiration May 2016, Exercise Price $60.00	13,400
100	General Motors Co.
	Expiration April 2016, Exercise Price $31.00	8,500
40	Tiffany & Co.
	Expiration April 2016, Exercise Price $72.50	7,800
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $31,722)	$ 29,700

ADR- American Depositary Receipt
LP- Limited Partnership
REIT- Real Estate Investment Trust
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
*** One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,705,006 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,097,758
	Unrealized depreciation:	(486,060)
	Net unrealized appreciation:	$ 611,698

Beech Hill Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
Beech Hill Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. As of March 31, 2016 the amount of unrealized depreciation on option contracts subject to equity price risk amounted to $(6,652).
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishesa hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,052,465	$ -	$ -	$ 8,052,465
Preferred Stock	1,007,405	-	-	1,007,405
Put Options Purchased	5,970	-	-	5,970
Short-Term Investments	1,280,564	-	-	1,280,564
Total	$ 10,346,404	$ -	$ -	$ 10,346,404

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 29,700		$ -	$ 29,700
Total	$ 29,700	$ -	$ -	$ 29,700
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Beech Hill Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Options Contracts - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The number of option contracts written and the premiums received by the Fund for the period ended March 31, 2016, were as follows:

Call Options Written			Contracts	Received
Options outstanding, December 31, 2015			-	$ -
Options written			190	31,722
Options closed			-	-
Options exercised			-	-
Options expired			-	-
Options outstanding, March 31, 2016			190	$ 31,722

The amounts of derivative instruments disclosed on the Portfolios of Investments at March 31, 2016 is a reflection of the volume of derivatives for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 5/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 5/25/2016

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 5/25/2016